Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The carrying amounts of the Company’s property, plant and equipment and the movements for the nine months ended September 30, 2023 are as follows:

2023
US$’000 (Unaudited)
At January 1, 2023
Cost	130,377
Accumulated depreciation	(25,209)
Net carrying amount	105,168
At January 1, 2023, net of accumulated depreciation	105,168
Additions	14,110
Disposals	(153)
Depreciation provided during the period	(7,978)
Exchange realignment	(1,644)
At September 30, 2023, net of accumulated depreciation	109,503
At September 30, 2023:
Cost	141,463
Accumulated depreciation	(31,960)
Net carrying amount	109,503